UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          August 1, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               51

Form13F Information Table Value Total:          $127,314
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared None
ADOBE SYSTEMS INC                COM   00724F101      3609     126129 SH          Sole                   126129
AETNA INC                        COM   00817Y108       265       3194 SH          Sole                     3194
AK STEEL HOLDING CORP            COM   001547108        69      10700 SH          Sole                    10700
ALCON, INC.                      COM   H01301102       208       1905 SH          Sole                     1905
ALLEGHENY ENERGY                 COM   017361106      3682     146005 SH          Sole                   146005
ALLSTATE                         COM   020002101      3850      64441 SH          Sole                    64441
APPLE COMPUTERS                  COM   037833100      3629      98590 SH          Sole                    98590
AUTONATION INC                   COM   05329W102      3683     179475 SH          Sole                   179475
BANK of AMERICA CORP             COM   060505104      3776      82797 SH          Sole                    82797
BAUSCH & LOMB                    COM   071707103      3992      48093 SH          Sole                    48093
BLACK & DECKER CORP              COM   091797100       298       3315 SH          Sole                     3315
BURLINGTON NSF CP                COM   12189T104      3214      68264 SH          Sole                    68264
CMS ENERGY CORPORATION           COM   125896100      4034     267885 SH          Sole                   267885
CONOCOPHILLIPS                   COM   20825C104      4492      78142 SH          Sole                    78142
DANAHER CORP                     COM   235851102      3474      66380 SH          Sole                    66380
DARDEN RESTAURANTS               COM   237194105      3986     120850 SH          Sole                   120850
DELPHI AUTOMTV SYS CO            COM   247126105       -57     -12300 SH          Sole                   -12300
DYNEGY INC - CL A                COM   26816Q101        54      11200 SH          Sole                    11200
EASTMAN CHEM CO                  COM   277432100      3364      60995 SH          Sole                    60995
EDISON INTL                      COM   281020107       289       7130 SH          Sole                     7130
EXXON MOBIL CORP.                COM   30231G102       213       3705 SH          Sole                     3705
FEDERATED DEPT STORES INC        COM   31410H101       284       3880 SH          Sole                     3880
FORTUNE BRANDS INC               COM   349631101      3711      41792 SH          Sole                    41792
FRANKLIN RES                     COM   354613101       233       3030 SH          Sole                     3030
GEMSTAR - TV GUIDE INT'L         COM   36866W106        74      20600 SH          Sole                    20600
GENENTECH INC                    COM   368710406       265       3305 SH          Sole                     3305
GENERAL DYNAMICS CORP            COM   369550108      3750      34230 SH          Sole                    34230
GENZYME CORP                     COM   372917104      3544      58975 SH          Sole                    58975
GILEAD SCIENCES INC              COM   375558103       273       6195 SH          Sole                     6195
HARRAH'S ENTERTAINMENT INC       COM   413619107      3750      52035 SH          Sole                    52035
INGERSOLL-RAND COMPANY LTD       COM   G4776G101      3418      47909 SH          Sole                    47909
INTEL                            COM   458140100      4095     157391 SH          Sole                   157391
LEHMAN BROS HLDGS                COM   524908100      3934      39624 SH          Sole                    39624
MAXTOR CORP                      COM   577729205        66      12600 SH          Sole                    12600
MCGRAW HILL                      COM   580645109      3607      81520 SH          Sole                    81520
NIKE                             COM   654106103      4005      46242 SH          Sole                    46242
NOKIA CORPORATION ADR 'A'        COM   654902204      3701     222410 SH          Sole                   222410
NORDSTROM                        COM   655664100      4862      71530 SH          Sole                    71530
NVIDIA CORP                      COM   67066G104      4306     161135 SH          Sole                   161135
ORACLE CORP                      COM   68389X105      3446     261095 SH          Sole                   261095
PACCAR                           COM   693718108      3016      44349 SH          Sole                    44349
PHELPS DODGE                     COM   717265102       214       2315 SH          Sole                     2315
PROGRESSIVE CORP                 COM   743315103      3652      36960 SH          Sole                    36960
PRUDENTIAL FINANCIAL             COM   744320102      3726      56750 SH          Sole                    56750
REEBOK INTL LTD                  COM   758110100      3455      82585 SH          Sole                    82585
ROWAN COS INC                    COM   779382100      3762     126610 SH          Sole                   126610
RR DONNELLEY & SONS CO           COM   257867101       286       8275 SH          Sole                     8275
SANMINA CORP                     COM   800907107       -57     -10400 SH          Sole                   -10400
SKYWORKS SOLUTIONS INC           COM   83088M102        74      10100 SH          Sole                    10100
STARWOOD HOTELS & RESORTS        COM   85590A203      3832      65430 SH          Sole                    65430
UNITED HEALTHCARE CORP           COM   91324P102      3906      74920 SH          Sole                    74920
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